LOANS AND BORROWINGS - Schedule of Reconciliation of Movements of Liabilities and Equity to Cash Flows Arising from Financing Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LOANS AND BORROWINGS - Schedule of Reconciliation of Movements of Liabilities and Equity to Cash Flows Arising from Financing Activities (Details) [Line Items]
Balance	$ 6,144,643	$ 4,888,995
Total changes from financing cash flows	25,473,115	2,382,296
Effect of changes in foreign exchange rates	132,629	(208,646)
Other changes	0	0
Liability-related	0	0
Recognition of lease liabilities	626,038	1,373,518
Issuance of warrants to underwriter		(84,882)
Interest expense	450,501	118,667
Total liability-related other changes	1,076,539	1,407,303
Payment of offering cost- Offset with prepayment		(2,039,513)
Shares repurchase-Offset with receivables		(285,792)
Total equity-related other changes		(2,325,305)
Balance	26,682,283	6,144,643	$ 4,888,995
Proceeds from loans and borrowings	870,883	448,442
Shares repurchase-Payment		(1,012,458)
Payment of bank loans and borrowings	(1,169,783)	(707,046)
Payment of lease liabilities	(522,525)	(269,292)	(178,040)
Transfer from treasury shares	52,779
Acquisition of subsidiary	13,394,379
Acquisition of an asset	5,760,000
Acquisition through business combinations	558,551
Issue of ordinary shares and warrants	384,188
Net proceeds from issue of Class A ordinary shares		3,922,650
Bank loan and financial institution [Member]
LOANS AND BORROWINGS - Schedule of Reconciliation of Movements of Liabilities and Equity to Cash Flows Arising from Financing Activities (Details) [Line Items]
Balance	949,901	1,240,523
Total changes from financing cash flows	1,209,552	(258,604)
Effect of changes in foreign exchange rates	56,609	(82,983)
Other changes	0	0
Liability-related	0
Recognition of lease liabilities	0	0
Issuance of warrants to underwriter		0
Interest expense	313,219	50,965
Total liability-related other changes	313,219	50,965
Payment of offering cost- Offset with prepayment		0
Shares repurchase-Offset with receivables		0
Total equity-related other changes		0
Balance	1,579,380	949,901	1,240,523
Proceeds from loans and borrowings	870,883	448,442
Shares repurchase-Payment		0
Payment of bank loans and borrowings	(1,169,783)	(707,046)
Payment of lease liabilities	0	0
Transfer from treasury shares	0
Acquisition of subsidiary	0
Acquisition of an asset	0
Acquisition through business combinations	558,551
Issue of ordinary shares and warrants	0
Net proceeds from issue of Class A ordinary shares		0
Lease Liabilities [Member]
LOANS AND BORROWINGS - Schedule of Reconciliation of Movements of Liabilities and Equity to Cash Flows Arising from Financing Activities (Details) [Line Items]
Balance	1,212,586	84,322
Total changes from financing cash flows	690,061	(269,292)
Effect of changes in foreign exchange rates	76,020	(43,664)
Other changes	0	0
Liability-related	0
Recognition of lease liabilities	626,038	1,373,518
Issuance of warrants to underwriter		0
Interest expense	137,282	67,702
Total liability-related other changes	763,320	1,441,220
Payment of offering cost- Offset with prepayment		0
Shares repurchase-Offset with receivables		0
Total equity-related other changes		0
Balance	1,529,401	1,212,586	84,322
Proceeds from loans and borrowings	0	0
Shares repurchase-Payment		0
Payment of bank loans and borrowings	0	0
Payment of lease liabilities	(522,525)	(269,292)
Transfer from treasury shares	0
Acquisition of subsidiary	0
Acquisition of an asset	0
Acquisition through business combinations	0
Issue of ordinary shares and warrants	0
Net proceeds from issue of Class A ordinary shares		0
Share Capital [Member]
LOANS AND BORROWINGS - Schedule of Reconciliation of Movements of Liabilities and Equity to Cash Flows Arising from Financing Activities (Details) [Line Items]
Balance	5,280,406	3,564,150
Total changes from financing cash flows	24,825,837	3,922,650
Effect of changes in foreign exchange rates		(81,999)
Other changes	0	0
Liability-related	0
Recognition of lease liabilities	0	0
Issuance of warrants to underwriter		(84,882)
Interest expense	0	0
Total liability-related other changes	0	(84,882)
Payment of offering cost- Offset with prepayment		(2,039,513)
Shares repurchase-Offset with receivables		0
Total equity-related other changes		(2,039,513)
Balance	24,825,837	5,280,406	$ 3,564,150
Proceeds from loans and borrowings	0	0
Shares repurchase-Payment		0
Payment of bank loans and borrowings	0	0
Payment of lease liabilities	0	0
Transfer from treasury shares	13,424
Acquisition of subsidiary	13,387,819
Acquisition of an asset	5,760,000
Acquisition through business combinations	0
Issue of ordinary shares and warrants	384,188
Net proceeds from issue of Class A ordinary shares		3,922,650
Treasury Shares Reserve [Member]
LOANS AND BORROWINGS - Schedule of Reconciliation of Movements of Liabilities and Equity to Cash Flows Arising from Financing Activities (Details) [Line Items]
Balance	(1,298,250)
Total changes from financing cash flows	(1,252,335)	(1,012,458)
Effect of changes in foreign exchange rates		0
Other changes	0	0
Liability-related	0
Recognition of lease liabilities	0	0
Issuance of warrants to underwriter		0
Interest expense	0	0
Total liability-related other changes	0	0
Payment of offering cost- Offset with prepayment		0
Shares repurchase-Offset with receivables		(285,792)
Total equity-related other changes		(285,792)
Balance	(1,252,335)	(1,298,250)
Proceeds from loans and borrowings	0	0
Shares repurchase-Payment		(1,012,458)
Payment of bank loans and borrowings	0	0
Payment of lease liabilities	0	0
Transfer from treasury shares	39,355
Acquisition of subsidiary	6,560
Acquisition of an asset	0
Acquisition through business combinations	0
Issue of ordinary shares and warrants	$ 0
Net proceeds from issue of Class A ordinary shares		$ 0